CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Revenue	$ 7,956	$ 62,059	$ 53,757	$ 32,848
Cost of revenue	(5,893)	(45,962)	(33,834)	(15,078)
Gross profit	2,063	16,097	19,923	17,770
Other income			26	1
Other gains and losses	1,247	9,721
Impairment loss on trade and other receivables, net of reversal	(1,319)	(10,285)	(330)	(863)
Administrative expenses	(378)	(2,959)	(6,047)	(4,973)
Finance costs	(27)	(207)	(283)	(639)
Profit before tax	1,586	12,367	13,289	11,296
Taxation	(283)	(2,208)	(3,203)	(2,085)
Profit and total comprehensive income for the year	$ 1,303	$ 10,159	$ 10,086	$ 9,211
Class A Ordinary [Member]
IfrsStatementLineItems [Line Items]
Basic net loss per share | (per share)	$ 0.05	$ 0.40	$ 0.42	$ 0.38
Diluted net loss per share | (per share)	$ 0.05	$ 0.40	$ 0.42	$ 0.38
Weighted average number of shares outstanding, basic	11,505,148	11,505,148	11,505,148	11,505,148
Weighted average number of shares outstanding, Diluted	11,505,148	11,505,148	11,505,148	11,505,148
Class B Ordinary [Member]
IfrsStatementLineItems [Line Items]
Basic net loss per share | (per share)	$ 0.05	$ 0.40	$ 0.42	$ 0.38
Diluted net loss per share | (per share)	$ 0.05	$ 0.40	$ 0.42	$ 0.38
Weighted average number of shares outstanding, basic	13,588,492	13,588,492	12,499,999	12,499,999
Weighted average number of shares outstanding, Diluted	13,588,492	13,588,492	12,499,999	12,499,999